Loan Portfolio and Allowance for Credit Losses, Past Due (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		$ 4,733,201
Recorded Past Due loans			$ 4,438,779
Number of days past due		90 days	90 days
Loans that are 90 days past due and still accruing interest		$ 0	$ 0
New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	3,219,914
Recorded Past Due loans	[1]		3,132,378
Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,513,287
Recorded Past Due loans			1,306,401
Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		18,117
Recorded Past Due loans			16,159
Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	14,609
Recorded Past Due loans	[1]		13,807
Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		3,508
Recorded Past Due loans			2,352
30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		7,083
Recorded Past Due loans			2,708
30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	5,619
Recorded Past Due loans	[1]		1,821
30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,464
Recorded Past Due loans			887
60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,168
Recorded Past Due loans			1,249
60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	925
Recorded Past Due loans	[1]		935
60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		243
Recorded Past Due loans			314
90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		9,866
Recorded Past Due loans			12,202
90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	8,065
Recorded Past Due loans	[1]		11,051
90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,801
Recorded Past Due loans			1,151
Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,715,084
Recorded Past Due loans			4,422,620
Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	3,205,305
Recorded Past Due loans	[1]		3,118,571
Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,509,779
Recorded Past Due loans			1,304,049
Commercial [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		231,011
Commercial [Member] | Commercial Real Estate [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		209,922
Recorded Past Due loans			168,716
Loans that are 90 days past due and still accruing interest		0
Commercial [Member] | Commercial Real Estate [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	177,371
Recorded Past Due loans	[1]		147,063
Commercial [Member] | Commercial Real Estate [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		32,551
Recorded Past Due loans			21,653
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		161
Recorded Past Due loans			278
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	161
Recorded Past Due loans	[1]		278
Commercial [Member] | Commercial Real Estate [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0
Recorded Past Due loans	[1]		0
Commercial [Member] | Commercial Real Estate [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			233
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0
Recorded Past Due loans	[1]		233
Commercial [Member] | Commercial Real Estate [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		161
Recorded Past Due loans			45
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	161
Recorded Past Due loans	[1]		45
Commercial [Member] | Commercial Real Estate [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Commercial Real Estate [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		209,761
Recorded Past Due loans			168,438
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	177,210
Recorded Past Due loans	[1]		146,785
Commercial [Member] | Commercial Real Estate [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		32,551
Recorded Past Due loans			21,653
Commercial [Member] | Other [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		21,089
Recorded Past Due loans			31,484
Loans that are 90 days past due and still accruing interest		0
Commercial [Member] | Other [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	20,221
Recorded Past Due loans	[1]		30,889
Commercial [Member] | Other [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		868
Recorded Past Due loans			595
Commercial [Member] | Other [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		352
Recorded Past Due loans			0
Commercial [Member] | Other [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	38
Recorded Past Due loans	[1]		0
Commercial [Member] | Other [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		314
Recorded Past Due loans			0
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		18
Recorded Past Due loans			0
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	18
Recorded Past Due loans	[1]		0
Commercial [Member] | Other [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0
Recorded Past Due loans	[1]		0
Commercial [Member] | Other [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		334
Recorded Past Due loans			0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	20
Recorded Past Due loans	[1]		0
Commercial [Member] | Other [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		314
Recorded Past Due loans			0
Commercial [Member] | Other [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		20,737
Recorded Past Due loans			31,484
Commercial [Member] | Other [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	20,183
Recorded Past Due loans	[1]		30,889
Commercial [Member] | Other [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		554
Recorded Past Due loans			595
Real Estate Mortgage - 1 to 4 Family [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,489,883
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,146,902
Recorded Past Due loans			3,936,302
Loans that are 90 days past due and still accruing interest		0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	2,776,989
Recorded Past Due loans	[1]		2,723,734
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,369,913
Recorded Past Due loans			1,212,568
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		15,216
Recorded Past Due loans			13,604
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	12,386
Recorded Past Due loans	[1]		11,409
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		2,830
Recorded Past Due loans			2,195
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		5,445
Recorded Past Due loans			2,172
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	4,262
Recorded Past Due loans	[1]		1,303
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,183
Recorded Past Due loans			869
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,164
Recorded Past Due loans			419
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	921
Recorded Past Due loans	[1]		239
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		243
Recorded Past Due loans			180
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		8,607
Recorded Past Due loans			11,013
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	7,203
Recorded Past Due loans	[1]		9,867
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,404
Recorded Past Due loans			1,146
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4,131,686
Recorded Past Due loans			3,922,698
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	2,764,603
Recorded Past Due loans	[1]		2,712,325
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,367,083
Recorded Past Due loans			1,210,373
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		56,549
Recorded Past Due loans			61,885
Loans that are 90 days past due and still accruing interest		0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	43,999
Recorded Past Due loans	[1]		48,190
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		12,550
Recorded Past Due loans			13,695
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		401
Recorded Past Due loans			405
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	350
Recorded Past Due loans	[1]		360
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		51
Recorded Past Due loans			45
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		334
Recorded Past Due loans			136
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	283
Recorded Past Due loans	[1]		136
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		51
Recorded Past Due loans			0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			45
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0
Recorded Past Due loans	[1]		0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			45
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		67
Recorded Past Due loans			224
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	67
Recorded Past Due loans	[1]		224
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		56,148
Recorded Past Due loans			61,480
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	43,649
Recorded Past Due loans	[1]		47,830
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		12,499
Recorded Past Due loans			13,650
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		286,432
Recorded Past Due loans			230,976
Loans that are 90 days past due and still accruing interest		0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	191,926
Recorded Past Due loans	[1]		175,134
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		94,506
Recorded Past Due loans			55,842
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,793
Recorded Past Due loans			1,813
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	1,569
Recorded Past Due loans	[1]		1,724
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		224
Recorded Past Due loans			89
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		1,202
Recorded Past Due loans			355
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	978
Recorded Past Due loans	[1]		355
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		224
Recorded Past Due loans			0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			547
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	0
Recorded Past Due loans	[1]		458
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			89
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		591
Recorded Past Due loans			911
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	591
Recorded Past Due loans	[1]		911
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		284,639
Recorded Past Due loans			229,163
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	190,357
Recorded Past Due loans	[1]		173,410
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		94,282
Recorded Past Due loans			55,753
Installment [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		12,307
Recorded Past Due loans			9,416
Loans that are 90 days past due and still accruing interest		0
Installment [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	9,408
Recorded Past Due loans	[1]		7,368
Installment [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		2,899
Recorded Past Due loans			2,048
Installment [Member] | Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		194
Recorded Past Due loans			59
Installment [Member] | Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	105
Recorded Past Due loans	[1]		36
Installment [Member] | Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		89
Recorded Past Due loans			23
Installment [Member] | 30 to 59 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		84
Recorded Past Due loans			45
Installment [Member] | 30 to 59 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	78
Recorded Past Due loans	[1]		27
Installment [Member] | 30 to 59 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		6
Recorded Past Due loans			18
Installment [Member] | 60 to 89 Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		4
Recorded Past Due loans			5
Installment [Member] | 60 to 89 Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	4
Recorded Past Due loans	[1]		5
Installment [Member] | 60 to 89 Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		0
Recorded Past Due loans			0
Installment [Member] | 90+ Days Past Due [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		106
Recorded Past Due loans			9
Installment [Member] | 90+ Days Past Due [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	23
Recorded Past Due loans	[1]		4
Installment [Member] | 90+ Days Past Due [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		83
Recorded Past Due loans			5
Installment [Member] | Current [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		12,113
Recorded Past Due loans			9,357
Installment [Member] | Current [Member] | New York and Other States [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans	[1]	9,303
Recorded Past Due loans	[1]		7,332
Installment [Member] | Current [Member] | Florida [Member]
Aging of the recorded investment in past due loans [Abstract]
Recorded Past Due loans		$ 2,810
Recorded Past Due loans			$ 2,025

[1]	Includes New York, New Jersey, Vermont and Massachusetts.